Offerings	Oct. 14, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 17,253,450.00
Amount of Registration Fee	$ 2,382.70
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act") and includes shares of common stock that may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any. Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Representative's Warrants to purchase Common Stock
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act. Resales of shares of common stock issuable upon exercise of the representative's warrants on a delayed or continuous basis pursuant to Rule 415 under the Securities Act are also registered hereby.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock Underlying Representative's Warrants
Maximum Aggregate Offering Price	$ 1,388,907.90
Amount of Registration Fee	$ 191.81
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act, this represents the shares underlying the representative's warrants, including additional shares to cover over-allotments, if any. The representative's warrants are exercisable for a number of shares of common stock equal to 7.0% of the number of shares of common stock sold in this offering, at a per share exercise price equal to 115% of the public offering price. The representative's warrants are exercisable immediately for a period of five years after the effective date of the registration statement of which this fee table forms a part of, at any time, and from time to time, in whole or in part. Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.